Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificate of Deposit and Time Deposits (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bank deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Bank deposits [Member] | Top of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.70%	0.42%
Commercial paper [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.32%	0.32%
Commercial paper [Member] | Top of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.40%	0.42%
Negotiable certificate of deposit [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.40%	0.35%
Negotiable certificate of deposit [Member] | Top of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.50%	0.50%
Time deposits [Member] | Bottom of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.52%	0.40%
Time deposits [Member] | Top of range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	4.40%	3.30%